Related Party Transactions - Schedule of Key Management Personnel Compensation, Including Directors (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [line items]
Short-term benefits	[1]	$ 8,666	$ 8,779
Post-employment benefits		829	801
Equity settled stock based compensation (a non-cash expense)	[2]	3,537	3,367
Total executive compensation		21,589	21,107
Performance share units (PSUs) [member]
Disclosure of transactions between related parties [line items]
Equity settled stock based compensation (a non-cash expense)	[3]	$ 8,557	$ 8,160

[1]	Short-term employee benefits include salaries, bonuses payable within twelve months of the balance sheet date and other annual employee benefits.
[2]	As more fully disclosed in Notes 23.2 and 23.3, equity settled stock based compensation expense is recorded on a straight-line basis over the vesting period.
[3]	As more fully disclosed in Note 24.1, PSU compensation expense is recorded on a straight-line basis over the three year vesting period, with the expense being adjusted at the end of each reporting period to reflect (i) the fair value of common shares; (ii) the number of PSUs anticipated to vest; and (iii) the anticipated performance factor.